Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total assets	$ 15,860,313	$ 140,531,660	$ 102,138,351
Liabilities:
Total liabilities	4,589,504	54,080,425	179,650,184
Customer Rewards Liability [Member]
Liabilities:
Total liabilities	4,504,290	6,872,869	8,569,651
Level 1 [Member]
Assets:
Total assets	15,860,313	140,531,660	102,138,351
Liabilities:
Total liabilities
Level 1 [Member] | Customer Rewards Liability [Member]
Liabilities:
Total liabilities
Level 2 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 2 [Member] | Customer Rewards Liability [Member]
Liabilities:
Total liabilities
Level 3 [Member]
Assets:
Total assets
Liabilities:
Total liabilities	4,589,504	54,080,425	179,650,184
Level 3 [Member] | Customer Rewards Liability [Member]
Liabilities:
Total liabilities	4,504,290	6,872,869	8,569,651
February 2026 Investor Note – embedded derivative [Member]
Liabilities:
Total liabilities	85,214
February 2026 Investor Note – embedded derivative [Member] | Level 1 [Member]
Liabilities:
Total liabilities
February 2026 Investor Note – embedded derivative [Member] | Level 2 [Member]
Liabilities:
Total liabilities
February 2026 Investor Note – embedded derivative [Member] | Level 3 [Member]
Liabilities:
Total liabilities	85,214
March 2025 Investor Note [Member]
Liabilities:
Total liabilities		47,207,556
March 2025 Investor Note [Member] | Level 1 [Member]
Liabilities:
Total liabilities
March 2025 Investor Note [Member] | Level 2 [Member]
Liabilities:
Total liabilities
March 2025 Investor Note [Member] | Level 3 [Member]
Liabilities:
Total liabilities		47,207,556
Digital Assets [Member]
Assets:
Total assets	15,860,313	140,531,660	102,138,351
Digital Assets [Member] | Level 1 [Member]
Assets:
Total assets	15,860,313	140,531,660	102,138,351
Digital Assets [Member] | Level 2 [Member]
Assets:
Total assets
Digital Assets [Member] | Level 3 [Member]
Assets:
Total assets